Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 10 - INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	December 31, 2024	December 31, 2023

Copyrights	$2,554	$2,626
Patents	6,507	7,747
Trademarks	20,276	24,983
Software	57,575	19,663
Less: Accumulated amortization	17,072	8,654
Subtotal	69,840	46,365
Less: Intangible assets, net from discontinued operations	6,507	7,747
Intangible assets, net	$63,333	$38,618

For the years ended December 31, 2024 and 2023 for the continuing and discontinued operations, amortization expenses amount to $9,821 and $6,020 respectively. The amortization expenses for the year ended December 31, 2022 was $2,754.